Risk Management (Details) - Schedule of currency risk € in Thousands, $ in Thousands, $ in Thousands	Feb. 28, 2023 USD ($)	Feb. 28, 2023 EUR (€)	Feb. 28, 2023 SGD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 EUR (€)	Feb. 28, 2022 SGD ($)
Schedule of currency risk [Abstract]
Trade and other receivables	$ 104,583	€ 40	$ 433	$ 62,247	€ 228
Loan from related parties	114,186	80,342		86,159	71,994	32,085
Loan to related parties	(229,229)		(20,040)	(112,334)		(7,227)
Cash and cash equivalents	61,780	2,337	560	144,173	9,618	1,880
Trade and other payables	(50,581)	(5,846)	(8,135)	(53,609)	(5,286)	(2,299)
Total exposure to currency risk	$ 739	€ 76,873	$ (27,182)	$ 126,636	€ 76,554	$ 24,439